STOCK OPTION AND STOCK UNIT PLANS - STOCK OPTION ACTIVITY (Details) - CAD CAD / shares in Units, shares in Thousands, CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2008	Dec. 31, 2007
INCENTIVE STOCK OPTIONS
STOCK OPTION AND STOCK UNIT PLANS
Vesting period	4 years
Expiration term	10 years
Number
Options outstanding at beginning of year (in shares)	32,788
Options granted (in shares)	6,373
Options exercised (in shares)	(5,364)
Options cancelled or expired (in shares)	(888)
Options outstanding at end of year (in shares)	32,909	32,788
Options vested at end of year (in shares)	18,355
Weighted Average Exercise Price
Options outstanding at beginning of year (in Canadian dollars per share)	CAD 40.31
Options granted (in Canadian dollars per share)	44.05
Options exercised (in Canadian dollars per share)	29.73
Options cancelled or expired (in Canadian dollars per share)	49.26
Options outstanding at end of year (in Canadian dollars per share)	42.51	CAD 40.31
Options vested at end of year (in Canadian dollars per share)	CAD 37.11
Weighted Average Remaining Contractual Life (years)
Options outstanding at end of year	6 years 3 months 18 days
Options vested at end of year	4 years 10 months 24 days
Aggregate Intrinsic Value
Options outstanding at end of year (in Canadian dollars)	CAD 335
Options vested at end of year (in Canadian dollars)	286
Stock options, additional disclosures
Total intrinsic value of awards exercised (in Canadian dollars)	123	CAD 126	CAD 117
Cash received on exercise of awards (in Canadian dollars)	37	43	37
Total fair value of options vested (in Canadian dollars)	CAD 36	CAD 34	CAD 26
PERFORMANCE STOCK OPTIONS
STOCK OPTION AND STOCK UNIT PLANS
Vesting period			4 years	5 years	5 years	5 years
Number
Options outstanding at beginning of year (in shares)	3,217
Options exercised (in shares)	(335)
Options outstanding at end of year (in shares)	2,882	3,217
Options vested at end of year (in shares)	2,409
Weighted Average Exercise Price
Options outstanding at beginning of year (in Canadian dollars per share)	CAD 39.75
Options exercised (in Canadian dollars per share)	41.29
Options outstanding at end of year (in Canadian dollars per share)	39.57	CAD 39.75
Options vested at end of year (in Canadian dollars per share)	CAD 39.34
Weighted Average Remaining Contractual Life (years)
Options outstanding at end of year	3 years 2 months 12 days
Options vested at end of year	3 years 2 months 12 days
Aggregate Intrinsic Value
Options outstanding at end of year (in Canadian dollars)	CAD 38
Options vested at end of year (in Canadian dollars)	32
Stock options, additional disclosures
Total intrinsic value of awards exercised (in Canadian dollars)	7	CAD 43	CAD 0
Cash received on exercise of awards (in Canadian dollars)	3	13	0
Total fair value of options vested (in Canadian dollars)	CAD 2	CAD 6	CAD 5